1933 Act Registration No. 033-16905

1940 Act Registration No. 811-05309

As filed with the Securities and Exchange Commission on March 21, 2011

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 111	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 111	☑

FIRST AMERICAN INVESTMENT FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

800 Nicollet Mall

Minneapolis, Minnesota 55402

(Address of Principal Executive Offices) (Zip Code)

(612) 303-7557

(Registrant’s Telephone Number, including Area Code):

Michael W. Kremenak

U.S. Bancorp Center

800 Nicollet Mall, BC-MN-H04N

Minneapolis, Minnesota 55402

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

This filing relates solely to the following Funds, each a series of the Registrant:

Nuveen Equity Income Fund

Nuveen Large Cap Growth Opportunities Fund

Nuveen Large Cap Select Fund

Nuveen Large Cap Value Fund

Nuveen Mid Cap Growth Opportunities Fund

Nuveen Mid Cap Select Fund

Nuveen Mid Cap Value Fund

Nuveen Small Cap Growth Opportunities Fund

Nuveen Small Cap Select Fund

Nuveen Small Cap Value Fund

Nuveen Real Estate Securities Fund

Nuveen Global Infrastructure Fund

Nuveen International Fund

Nuveen International Select Fund

Nuveen Equity Index Fund

Nuveen Mid Cap Index Fund

Nuveen Small Cap Index Fund

Nuveen Quantitative Large Cap Core Fund

Nuveen Tactical Market Opportunities Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 033-16905 and 811-05309 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 21st day of March 2011.

FIRST AMERICAN INVESTMENT FUNDS, INC.

By:	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	Date

/s/ Stephen D. Foy Stephen D. Foy	Vice President and Controller (principal financial/accounting officer)	March 21, 2011

/s/ Gifford R. Zimmerman Gifford R. Zimmerman	Chief Administrative Officer (Principal Executive Officer)	March 21, 2011

Robert P. Bremner*	Chairman of the Board and Director

John P. Amboran*	Director

Jack B. Evans*	Director

William C. Hunter*	Director

David J. Kundert*	Director

William J. Schneider*	Director

Judith M. Stockdale*	Director

Carole E. Stone	Director

Virginia L. Stringer*	Director

Terence J. Toth*	Director

*	An original power of attorney authorizing, among others, Kevin J. McCarthy and Gifford R. Zimmerman, to execute this registration statement and amendments thereto, for each of the directors of the Registrant on whose behalf this registration statement is filed, is incorporated by reference to the post-effective amendment no. 107 filed on Form N-1A for Registrant.

March 21, 2011	By:	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Exhibit

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase